Statements of Operations (USD $)	12 Months Ended		84 Months Ended
	Feb. 28, 2011	Feb. 28, 2010	Feb. 28, 2011
Income Statement [Abstract]
Net sales	$ 1,158,923	$ 524,510	$ 1,683,433
Cost of goods sold	583,760	274,593	858,353
Gross profit	575,163	249,917	825,080
Expenses
General and administrative	2,578,022	4,273,697	19,585,938
Mineral exploration	400,415	937,843	9,240,484
Impairment of mineral property costs	719,031	206,528	17,310,274
Operating loss	(3,122,305)	(5,168,151)	(45,311,616)
Other income (expenses)
Deposit on equipment written off	(25,300)		(25,300)
Foreign exchange (loss)	(114,270)	(42,758)	(349,778)
Interest	(90,360)	(434,649)	(5,314,182)
Other income	65,691	193,331	259,022
Gain on disposal of assets	15,130		15,130
Loss on sale of assets		4,389,954	4,388,374
Gain (loss) on settlement of debt (note 6)	32,998	(129,015)	44,427
Net loss	(3,238,416)	(1,191,288)	(46,293,923)
Other comprehensive income (loss)
Foreign exchange translation adjustment	8,550	(220,216)	238,058
Total comprehensive loss	(3,229,866)	(1,411,504)	(46,055,865)
Total loss per share – basic and diluted	$ (0.06)	$ (0.03)
Weighted average number of shares of common stock – basic and diluted	53,957,252	39,978,569